KNOWLEDGE  DISCIPLINE  SERVICE  CHOICE
---------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
---------------------------------------


INVESCO BOND FUNDS


HIGH YIELD FUND

SELECT INCOME FUND

U.S. GOVERNMENT SECURITIES FUND

SHORT-TERM BOND FUND








                                  SEMIANNUAL



                                 [INVESCO ICON]
                                    INVESCO


SEMIANNUAL REPORT / February 28, 1999

[INVESCO ICON]
SHAREHOLDERS IN HIGH YIELD, SELECT INCOME, U.S. GOVERNMENT SECURITIES, AND SHORT-TERM BOND FUNDS RECENTLY RECEIVED IMPORTANT PROXY INFORMATION. PLEASE BE SURE TO READ THE PROXY CAREFULLY AND VOTE PROMPTLY ON ALL ISSUES.

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the High Yield Fund to the value of a $10,000 investment in the Merrill Lynch High Yield Master Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/99.

                        HIGH YIELD FUND

                        AVERAGE ANNUAL TOTAL RETURN,
                        PERIODS ENDED 2/28/99(2)

                        1 year                  -1.69%
                        -------------------------------
                        5 years                  8.47%
                        -------------------------------
                        10 years                 9.23%
                        -------------------------------

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the Select Income Fund to the value of a $10,000 investment in the Lehman Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/99.

                        SELECT INCOME FUND

                        AVERAGE ANNUAL TOTAL RETURN,
                        PERIODS ENDED 2/28/99(2)

                        1 year                   4.39%
                        --------------------------------
                        5 years                  8.06%
                        --------------------------------
                        10 years                 9.23%
                        --------------------------------


          "OUR GOAL IS TO PROVIDE CONSISTENTLY STRONG RESULTS TO INVESTORS WITHOUT USING EXOTIC INSTRUMENTS TO 'JUICE UP' RETURNS AT THE PRICE OF SUBSTANTIAL ADDITIONAL RISK." (PAGE 5)

"THERE IS A PLACE FOR INTEREST RATE FORECASTING,
BUT I DON'T BELIEVE THAT PLACE SHOULD BE IN
FUNDS THAT SEEK TO  PROVIDE  INCOME  FOR  LONG-
TERM  SHAREHOLDERS."
(PAGE 6)


Graph:
      This  line  graph  represents  a  comparison  of the  value  of a  $10,000 investment in the Short-Term Bond Fund to the value of a $10,000 investment in the Lehman 1-3 Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/99.

                        SHORT-TERM BOND FUND

                        AVERAGE ANNUAL TOTAL RETURN,
                        PERIODS ENDED 2/28/99(2)

                        1 year                   5.70%
                        --------------------------------
                        5 years                  5.37%
                        --------------------------------
                        Since inception (9/93)   5.06%
                        --------------------------------

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the U.S. Government Securities Fund to the value of a $10,000 investment in the Lehman Government Long Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/99.

                        U.S. GOVERNMENT
                        SECURITIES FUND

                        AVERAGE ANNUALIZED TOTAL RETURN,
                        PERIODS ENDED 2/28/99(2)

                        1 year                   6.14%
                        --------------------------------
                        5 years                  6.74%
                        --------------------------------
                        10 years                 8.23%
                        --------------------------------


The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, for the 10-year period or from inception through 2/28/99. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.) (1)(2)

INVESCO'S BOND FUNDS
FUNDS' PERFORMANCES
------------------------------------------------------------------------------

Dear Shareholder:

Activity on the equity markers often has a dramatic--although not parallel--effect on the fixed-income sector. In this vein, one might think of the American fixed-income markets over the past six months as a set of dining establishments outside a popular sports stadium--just after a home team's crushing defeat. In the stampede out of the stadium following the game, some markets were well-positioned to drown the sorrows of disappointed fans. Others, however, remained nearly empty, as morose spectators were in little mood to celebrate.

Similarly, the financial havoc in overseas markets late last summer had vastly different effects on fixed-income funds, even though none of them has substantial holdings of foreign securities. Some of our funds benefited from the "flight to quality" as investors sought refuge in U.S. Treasury obligations and other very low-risk bonds. Our funds that invest in higher-risk obligations, however, fared less well as investors demanded a higher premium for that risk. While all of our funds were helped by generally lower interest rates--let's assume it was a pleasant night around the stadium, for example--that was not always enough to offset other factors.

These factors were clearly present in our funds' performances. Short-Term
Bond Fund was INVESCO Bond Fund's top performer, gaining 2.68% over the past six months. This can be compared to the return of the Lehman 1-3 Year Government/Corporate Bond Index, which rose 2.16%. High Yield Fund rose 2.43%, compared to the Merrill Lynch High Yield Master Index, which rose
3.30%. Select Income Fund rose 1.64%, versus a return of 1.26% by the Lehman Government Corporate Bond Index. U.S. Government Securities Fund declined 0.11%, less than the decline of the Lehman Government Long Bond Index, which fell 1.39%. (Of course, past performance is not a guarantee of future results.) (1)(2)

A RANGE OF EFFECTS:  SHORT-TERM  BOND FUND
As is often the case in the short-term, these results did not arrange themselves along the long-term risk-return spectrum, which predicts that higher-risk funds will generally enjoy greater returns. To understand why, it is helpful to review each in detail. Short-Term Bond Fund invests in only bonds with an average maturity of between two and three years. While all funds include some degree of risk, these obligations are perceived as relatively safe by investors, who often treat them as only slightly more risky than money-market funds (and their yields are often only marginally higher). As investors sought haven in these securities when fears of global financial turmoil gripped the market, interest rates fell and the price of these bonds climbed, helping our fund. Of course, as investors migrated back to the equity markets, these same holdings rapidly became less attractive.

SELECT INCOME FUND
Because it invests mainly in corporate bonds, focusing on longer maturities, Select Income Fund performed less well during the flight to quality. Although the bonds in Select Income Fund enjoyed a higher average yield than those in Short-Term Bond Fund, the income from the bonds was unable to compensate for their decline in price due to investors' concerns that the bonds were less secure given world credit problems. In our opinion, this concern ignored in many ways the very solid financial position of the companies issuing the bonds.

HIGH YIELD BOND FUND
Indeed, our High Yield Bond Fund, which invests in corporations with generally lower credit ratings, outperformed Select Income Fund. Both funds were hurt by the flight to quality, but High Yield Fund's income component better compensated for this factor. While the decline in the bonds' prices was disappointing, we believe that high yield securities are currently inexpensive in comparison to the rest of the fixed-income market--creating encouraging conditions for the future. (Of course, past performance is not a guarantee of future results.)

U.S. GOVERNMENT SECURITIES FUND
Finally, U.S. Government Securities Fund declined the most, reflecting its exceptional sensitivity to swings in interest rates. Even though this fund invests in very secure U.S. government bonds, the duration of these bonds (a measure of their sensitivity to interest rate changes) is quite long, usually around 7.5 years. This would approximate a 10-year U.S. Treasury investment position. The fund typically sees strong gains when longer-term interest rates fall, but can experience substantial declines when they rise. When these long-term rates fell last fall, the fund was up substantially; when they crept back up early this year, however, the fund suffered.

We believe it is very important that all of our shareholders understand the positioning of our funds and how they respond to changes in the environment. Fixed-income funds of all types are subject to interest rate changes; but these changes form only one part of the total return picture. If shareholders are willing to endure bond price fluctuations, Select Income and High Yield Funds offer healthy yields that provide current income. Our Short-Term Bond Fund, on the other hand, might offer lower yields, but it is less likely to suffer short-term losses in net asset value. Finally, U.S. Government Securities Fund is most appropriate for those experienced investors who foresee a downward trend in long bond interest rates.

"MEAT  AND  POTATOES  BOND  INVESTING"
We will continue with our established fixed-income investment themes as we move forward. Our goal is to provide consistently strong results to investors without using exotic instruments to "juice up" returns at the price of substantial additional risk.

You might say that we believe in meat and potatoes bond investing, which holds the best promise of keeping hungry fans coming back after the game.

We will look forward to reporting to you again soon.


/s/ Donovan J. Paul                 /s/ Richard Hinderlie

Donovan "Jerry" Paul                Richard Hinderlie

Senior Vice President and           Vice President
Director of Fixed-Income            Manager of U.S. Government
Investments                         Securities Fund
Manager of Select Income            Co-manager of Short-Term Bond
Fund and High Yield Fund            Fund
Co-Manager of Short-Term
Bond Fund
   -------------------------------------------------------------------
FUND MANAGERS
DONOVAN J. (JERRY) PAUL, CFA, CPA (Fixed-Income)
Jerry Paul is the Director of Fixed-Income Investments at INVESCO Funds Group. He received his BBA from the University of Iowa, and an MBA from the University of Northern Iowa. Before joining INVESCO, Jerry worked for Stein, Roe & Farnham Inc., as well as Quixote Investment Management. He began his investment career in 1976. He is a Chartered Financial Analyst and CPA.

RICHARD HINDERLIE
Dick Hinderlie received his BA in economics from Pacific Lutheran University and his MBA from Arizona State University. He began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management.

INVESCO/ SEMIANNUAL REPORT/ FEBRUARY 1999
MOVING FORWARD
--------------------------------------------------------------------------------

MARKET HEADLINES:
SEPTEMBER 1998-FEBRUARY 1999

If the last few months of 1998 were a time of healing for financial markets, it was indeed a dramatic recovery--at least for some indexes. The worldwide financial crisis set off in the previous summer by the Russian loan default and other factors persisted through September. Given October's notorious reputation in financial circles, many feared for the worst as we entered that month. Yet beginning in early October, investors began to return to select domestic and overseas markets.

Leading the way back were the Federal Reserve Board and other major central banks. A series of interest rate cuts by the banks of most of the industrialized Western nations restored confidence and liquidity to the markets. Many large-company stocks, led by those in sectors such as technology and health care, vaulted back to exceed the highs of the previous spring. Even some Asian markets, most notably South Korea, recovered as well.

But had the markets truly healed? Many small-company stocks continued to languish well below their highs. Meanwhile, many foreign markets remained unable to make a clean break upward. Indeed, after experimenting with a recovery, Latin American markets plunged back to new lows following the currency crisis in Brazil.

Other pockets of the market experienced nagging pain. The "flight to quality" and interest rate cuts helped the prices of low-risk bonds such as Treasuries, but the high-yield fixed-income market saw buyers evaporate. Commodity prices continued to slide lower, which provided a boon to American consumers while taking a toll on commodity producers such as energy firms.

By the beginning of 1999, however, most investors' attention was focused on the remarkable performance of large technology stocks and other favored names. Continuing strong growth in the United States, rapid technological change, and the remarkable absence of inflation appeared an ideal environment for the best-positioned firms. A cartoon in the Wall Street Journal laid out the equation as many saw it: Alan Greenspan plus the personal computer equals continuing prosperity.


A REVIEW & STRATEGY SESSION WITH JERRY PAUL

JERRY, YOU WERE QUOTED IN THE LOS ANGELES TIMES IN JANUARY AS PREDICTING THAT THE SPREAD ON HIGH-YIELD BONDS COULD NARROW SIGNIFICANTLY. WHY?

Jerry Paul: This is based mostly on the history of the high-yield market. Except for a couple of anomalous periods--one early in the decade, and the other late last year--the difference between the Merrill Lynch High Yield Master Index and 10-year Treasury yields has hovered around 400 basis points, or four percent. The market seems to have determined that this is a reasonable premium on the risk of high-yield bonds. In December, this spread widened to over 600 basis points, but if the economy remains stable and the global credit environment calms down a bit, we might well return to the lower level. Of course, that does not necessarily mean that the yields on these bonds will go down--the general level of interest rates might well go up.

ANY SENSE  ABOUT THE  DIRECTION  OF THOSE RATES?

Jerry Paul: While I may have a sense, I don't let my hunches guide my management of Select Income and High Yield Bond Funds. Some of my competitors may think they have insights into the future movement of interest rates, but I think if you look at the long-term performance of bond managers, you can see we really don't.

That's why I always describe myself as a value-oriented bond investor. There is a place for interest rate forecasting, but I don't believe that place should be in funds that seek to provide income for long-term shareholders.

DICK MUST WORRY ABOUT SUCH THINGS, GIVEN THE HIGH INTEREST-RATE SENSITIVITY OF THE BONDS IN HIS PORTFOLIO.

Jerry Paul: We try to position U.S. Government Securities Fund for changes in interest rates, and Dick does so by tracking a number of macroeconomic factors, such as economic growth, inflation indices and the like.
Ultimately, however, the fund typically performs best when long-term interest rates are going down, and this is a function of the longer maturity of our holdings.

Let me also add that we view this as our responsibility to shareholders who want a fund that allows them to profit directly from declining interest rates. This is also why we were up strongly early in the year, and then February was a tough month for us as interest rates crept back upward.

WHAT ARE THOSE  MACROECONOMIC  FACTORS  SAYING?

Jerry Paul: Undoubtedly,  there has been some  upward bias in rates  lately.
The economy is continuing strong, and the question is again arising as to whether the Federal Reserve Board will raise interest rates in order to head off inflation. Another major factor, in my mind, is that the global financial crisis is easing; if that was the real impulse behind the three interest rate cuts last year, it is only logical to assume that the Fed might reconsider them now.

SO IS A STRENGTHENING ECONOMY BAD FOR BOND INVESTORS?

Jerry Paul: Yes and no, you might say. Investors in higher-risk corporate bonds generally benefit from a strengthening economy, because that lowers the perceived risk that they will default. If we position a fund correctly, price appreciation on the bonds due to credit quality adjustments can help offset price deteriorations due to higher interest rates.

The icing on the cake is that yields can go up on these bonds, providing greater current income. In other words, there are fixed income opportunities in almost every economic environment--if one is able to seize them.


(1)The Lehman Government/Corporate Bond Index, Lehman 1-3 Year Government/Corporate Bond Index, Lehman Long Government Bond Index, and Merrill Lynch High Yield Master Index are unmanaged indexes of securities considered to be representative of the overall domestic fixed-income, shorter-term bond, longer-term government bond and high yield bond markets, respectively.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.


YEAR 2000 COMPUTER ISSUE.

Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments.

STATEMENT OF INVESTMENT SECURITIES

INVESCO BOND FUNDS, INC.
FEBRUARY 28, 1999
UNAUDITED

                                                        SHARES OR
%     DESCRIPTION                                PRINCIPAL AMOUNT                VALUE
======================================================================================
HIGH YIELD FUND
93.75 FIXED INCOME SECURITIES
93.75 CORPORATE BONDS
0.26  AIR FREIGHT
      TBS Shipping International Ltd, 1st Pfd Ship
        Mortgage Notes, 10.000%, 5/1/2005              $5,750,000           $2,156,250
======================================================================================
0.96  BIOTECHNOLOGY
      Packard BioScience, Sr Sub Notes, Series B
        9.375%, 3/1/2007                               $8,100,000            7,917,750
======================================================================================
3.15  BROADCASTING
      Brill Media LLC/Brill Media Management
        Appreciation Notes (Exp 2007)                  $107,143                  3,214
        Gtd Sr Step-Up Notes, Series B,
        7.500%(a), 12/15/2007                          $3,750,000            3,225,000
      Capstar Broadcasting Partners, Sr Sub Notes
        9.250%, 7/1/2007                               $3,000,000            3,172,500
      Chancellor Media, Gtd Sr Sub Notes, Series B
        10.500%, 1/15/2007                             $9,600,000           10,644,000
      JCAC Inc, Gtd Sr Sub Notes, 10.125%, 6/15/2006   $5,500,000            6,077,500
      Telemundo Holdings, Sr Discount Step-Up Notes
        Zero Coupon(a)(b), 8/15/2008                   $5,000,000            2,900,000
======================================================================================
                                                                            26,022,214
0.94  CABLE
      Bresnan Communications Group LLC/Bresnan Capital
        Sr Discount Step-Up Notes, Zero Coupon(a)(b),  $4,600,000            3,013,000
        2/1/2009
      EchoStar DBS, Sr Notes(b), 9.375%, 2/1/2009      $4,750,000            4,761,875
======================================================================================
                                                                             7,774,875
2.40  CHEMICALS
      Huntsman Corp, Sr Sub Notes(b), 9.500%, 7/1/2007 $8,500,000            8,563,750
      Huntsman Polymers, Sr Notes, 11.750%, 12/1/2004  $10,491,000          11,277,825
======================================================================================
                                                                            19,841,575
1.98  COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
      Metromedia Fiber Network, Sr Notes(b)
        10.000%, 11/15/2008                            $8,750,000            9,100,000
      Worldwide Fiber, Sr Notes(b), 12.500%,
        12/15/2005   CA                                $7,000,000            7,245,000
======================================================================================
                                                                            16,345,000
                                                        SHARES OR
%     DESCRIPTION                                PRINCIPAL AMOUNT                VALUE
======================================================================================
2.76  COMPUTER RELATED
      Rhythms NetConnections, Sr Discount Step-Up Notes
        Series B, Zero Coupon(a), 5/15/2008            $14,500,000          $7,685,000
      Verio Inc
        Sr Notes, 13.500%, 6/15/2004                   $6,350,000            7,175,500
        Sr Notes(b), 11.250%, 12/1/2008                $4,750,000            5,106,250
      WAM!NET, Gtd Sr Discount Step-Up Notes, Series B
        Zero Coupon(a), 3/1/2005                       $5,700,000            2,850,000
======================================================================================
                                                                            22,816,750
0.80  CONTAINERS
      Russell-Stanley Holdings, Sr Sub Notes(b)
        10.875%, 2/15/2009                             $6,750,000            6,615,000
======================================================================================
0.47  ELECTRICAL EQUIPMENT
      Alpine Group, Gtd Sr Secured Notes, Series B
        12.250%, 7/15/2003                             $3,800,000            3,866,500
======================================================================================
0.66  ENGINEERING & CONSTRUCTION
      Ryland Group, Sr Sub Notes, 8.250%, 4/1/2008     $5,750,000            5,476,875
======================================================================================
0.45  ENTERTAINMENT
      Production Resource Group LLC/Program Finance
        Sr Sub Notes, 11.500%, 1/15/2008               $3,750,000            3,675,000
======================================================================================
1.57  GAMING
      Park Place Entertainment, Sr Sub Notes(b)
        7.875%, 12/15/2005                             $4,520,000            4,429,600
      Players International, Sr Notes,
        10.875%, 4/15/2005                             $8,000,000            8,560,000
======================================================================================
                                                                            12,989,600
2.71  HEALTH CARE RELATED
      PharMerica Inc, Gtd Sr Sub Notes,
        8.375%, 4/1/2008                               $20,955,000          22,421,850
=======================================================================================
1.14  HOUSEHOLD PRODUCTS
      Home Products International, Gtd Sr Sub Notes
        9.625%, 5/15/2008                              $9,600,000            9,408,000
=======================================================================================
2.38  IRON & STEEL
      Inland Steel, 1st Mortgage, Series R,
        7.900%, 1/15/2007                              $10,000,000           9,725,000
      National Steel, 1st Mortgage, 8.375%, 8/1/2006   $10,000,000           9,950,000
=======================================================================================
                                                                            19,675,000
0.98  LEISURE TIME
      Bally Total Fitness Holdings, Sr Sub Notes, Series B
        9.875%, 10/15/2007                             $8,200,000            8,056,500
=======================================================================================
1.01  LODGING -- HOTELS
      CapStar Hotel, Sr Sub Notes, 8.750%, 8/15/2007   $2,480,000            2,393,200


                                                             SHARES OR
%     DESCRIPTION                                     PRINCIPAL AMOUNT           VALUE
======================================================================================

      Signature Resorts, Sr Sub Notes, 9.750%, 10/1/2007     $6,750,000      5,940,000
======================================================================================
                                                                             8,333,200
1.39  MANUFACTURING
      Haynes International, Sr Notes, 11.625%,
        9/1/2004                                            $13,855,000     11,499,650
======================================================================================
0.81  METALS MINING
      Glencore Nickel Property Ltd, Gtd Sr Secured Notes
        9.000%, 12/1/2014                                    $7,750,000      6,703,750
======================================================================================
11.33 OIL & GAS RELATED
      Belco Oil & Gas, Sr Sub Notes, Series B
        8.875%, 9/15/2007                                    $5,825,000      5,417,250
      Canadian Forest Oil Ltd, Gtd Sr Sub Notes
        8.750%, 9/15/2007                                    $13,525,000    12,037,250
      Chiles Offshore LLC/Chiles Offshore Finance
        Gtd Sr Notes, 10.000%, 5/1/2008                      $6,500,000      4,550,000
      Cliffs Drilling, Gtd Sr Notes, Series B
        10.250%, 5/15/2003                                   $11,400,000    11,628,000
      Coda Energy, Gtd Sr Sub Notes, Series B
        10.500%, 4/1/2006                                    $8,800,000      8,888,000
      Continental Resources, Gtd Sr Sub Notes
        10.250%, 8/1/2008                                    $7,100,000      5,538,000
      GulfMark Offshore, Gtd Sr Notes
        8.750%, 6/1/2008                                     $5,250,000      4,646,250
      HS Resources, Gtd Sr Sub Notes
        9.250%, 11/15/2006                                   $3,000,000      2,797,500
      Houston Exploration, Sr Sub Notes, Series B
        8.625%, 1/1/2008                                     $6,250,000      6,187,500
      KCS Energy, Gtd Sr Sub Notes
        8.875%, 1/15/2008                                    $6,650,000      1,862,000
      Northern Offshore ASA, Gtd Sr Notes(b)
        10.000%, 5/15/2005                                   $9,500,000      3,562,500
      Nuevo Energy, Gtd Sr Sub Notes, Series B
        8.875%, 6/1/2008                                     $1,800,000      1,656,000
      Ocean Energy, Gtd Sr Sub Notes
        10.375%, 10/15/2005                                  $7,059,000      7,200,180
        Series B
        8.875%, 7/15/2007                                    $3,200,000      2,992,000
        8.375%, 7/1/2008                                     $5,100,000      4,806,750
      Ocean Rig Norway A/S, Gtd Sr Secured Notes
        10.250%, 6/1/2008                                    $1,000,000       760,000
      Petsec Energy, Sr Sub Notes, Series B
        9.500%, 6/15/2007                                    $4,750,000      2,256,250
      Stone Energy, Gtd Sr Sub Notes
        8.750%, 9/15/2007                                    $7,040,000      6,864,000
======================================================================================
                                                                            93,649,430

                                                             SHARES OR
%     DESCRIPTION                                     PRINCIPAL AMOUNT           VALUE
======================================================================================
2.53  PAPER & FOREST PRODUCTS
      Ainsworth Lumber Ltd, Sr Secured Notes(c)
        12.500%, 7/15/2007                                   $6,250,000     $6,281,250
      Bear Island Paper LLC/Bear Island Finance II
        Sr Secured Notes, Series B, 10.000%, 12/1/2007       $5,500,000      5,445,000
      Doman Industries Ltd, Sr Notes, Series B
        9.250%, 11/15/2007                                   $7,150,000      4,683,250
      Riverwood International, Gtd Sr Sub Notes
        10.875%, 4/1/2008                                    $5,000,000      4,537,500
=====================================================================================
                                                                            20,947,000
0.32  PERSONAL CARE
      Revlon Consumer Products, Sr Notes(b)
        9.000%, 11/1/2006                                    $2,700,000      2,632,500
======================================================================================
1.97  PUBLISHING
      Affiliated Newspaper Investments, Sr Discount
        Step-Up Notes, Zero Coupon(a), 7/1/2006              $15,618,000    16,301,288
======================================================================================
0.84  RETAIL
      Sonic Automotive, Gtd Sr Sub Notes, Series B
        11.000%, 8/1/2008                                    $6,950,000      6,950,000
======================================================================================
0.79  SAVINGS & LOAN
      Western Financial Savings Bank, Sub Capital Deb
        8.875%, 8/1/2007                                     $1,775,000      1,303,373
        8.500%, 7/1/2003                                     $6,390,000      5,225,096
======================================================================================
                                                                             6,528,469
4.53  SERVICES
      Heritage Media, Sr Sub Notes, 8.750%, 2/15/2006        $7,045,000      7,502,925
      Integrated Electrical Services, Sr Sub Notes(b)
        9.375%, 2/1/2009                                     $3,000,000      3,045,000
      Loewen Group International, Gtd Sr Notes, Series 4
        8.250%, 10/15/2003                                   $11,955,000     6,933,900
      NationsRent Inc, Gtd Sr Sub Notes
        10.375%, 12/15/2008                                  $11,500,000    12,017,500
      United Rentals, Gtd Sr Sub Notes, Series B
        9.500%, 6/1/2008                                     $2,800,000      2,898,000
        8.800%, 8/15/2008                                    $5,000,000      5,012,500
======================================================================================
                                                                            37,409,825
0.43  SHIPPING
      Navigator Gas Transport PLC, 1st Priority Ship
        Mortgage Notes(b), 10.500%, 6/30/2007                $4,750,000      3,562,500
======================================================================================
3.96  SPECIALTY PRINTING
      MDC Communications, Sr Sub Notes
        10.500%, 12/1/2006                                   $9,750,000      9,945,000
                                                             SHARES OR
%     DESCRIPTION                                     PRINCIPAL AMOUNT           VALUE
======================================================================================
     World Color Press, Sr Sub Notes(b)
        7.750%, 2/15/2009                                    $23,500,000   $22,795,000
======================================================================================
                                                                            32,740,000
6.96  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      AMSC Acquisition, Gtd Sr Notes, Series B
        12.250%, 4/1/2008                                    $5,500,000      2,695,000
      Cencall Communications, Sr Discount Step-Up Notes
        Zero Coupon(a), 1/15/2004                            $17,000,000    17,212,500
      Esat Holdings Ltd, Sr Deferred Step-Up Notes
        Zero Coupon(a), 2/1/2007                             $15,850,000    11,372,375
      Nextel Communications, Sr Discount Step-Up Notes
        Zero Coupon(a), 9/15/2007                            $10,500,000     7,166,250
      Teligent Inc
        Sr Discount Step-Up Notes, Series B
         Zero Coupon(a), 3/1/2008                            $11,000,000     5,555,000
        Sr Notes, 11.500%, 12/1/2007                         $6,750,000      6,345,000
      Triton PCS, Gtd Sr Sub Discount Step-Up Notes
        Zero Coupon(a), 5/1/2008                             $13,000,000     7,215,000
======================================================================================
                                                                            57,561,125
15.83 TELECOMMUNICATIONS -- LONG DISTANCE
      Call-Net Enterprises, Sr Discount Step-Up Notes,
        Zero Coupon(a)
        8/15/2007                                             $15,600,000   10,530,000
        8/15/2008                                             $6,015,000     3,624,038
      Covad Communications Group
        Sr Discount Step-Up Notes, Series B
         Zero Coupon(a), 3/15/2008                            $4,750,000     2,517,500
        Sr Notes(b), 12.500%, 2/15/2009                       $9,500,000     9,072,500
      DTI Holdings, Sr Discount Step-Up Notes
        Zero Coupon(a), 3/1/2008                              $9,450,000     2,126,250
      Esat Telecom Group PLC, Sr Notes(b)
        11.875%, 12/1/2008                                    $3,850,000     4,081,000
      Esprit Telecom Group PLC, Sr Notes
        11.500%, 12/15/2007                                   $4,250,000     4,526,250
      GCI Inc, Sr Notes, 9.750%, 8/1/2007                     $7,600,000     7,619,000
      GST Telecommunications/GST Network Funding
        Sr Secured Discount Step-Up Notes
        Zero Coupon(a)(b), 5/1/2008                           $11,100,000    5,133,750
      IDT Corp, Sr Notes, 8.750%, 2/15/2006                   $7,250,000     6,307,500
      Level 3 Communications
        Sr Discount Step-Up Notes
        Zero Coupon(a)(b), 12/1/2008                          $62,000,000   36,115,000
                                                             SHARES OR
%     DESCRIPTION                                     PRINCIPAL AMOUNT           VALUE
======================================================================================
        Sr Notes, 9.125%, 5/1/2008                            $5,475,000     5,379,188
      Nextel Partners, Sr Discount Step-Up Notes
        Zero Coupon(a)(b), 2/1/2009                           $8,600,000     4,472,000
      Primus Telecommunications Group, Sr Notes, Series B
        9.875%, 5/15/2008                                     $6,000,000     5,685,000
      RSL Communications PLC, Gtd Sr Discount Step-Up Notes
        Zero Coupon(a), 3/1/2008                              $14,750,000    8,370,625
      STARTEC Global Communications, Sr Notes
        12.000%, 5/15/2008                                    $3,850,000     3,484,250
      US WEST Communications, Notes
        5.650%, 11/1/2004                                     $11,975,000   11,804,224
======================================================================================
                                                                           130,848,075
17.44 TELEPHONE
      Diamond Cable Communications PLC
        Sr Discount Step-Up Notes, Zero Coupon(a)
         12/15/2005                                           $10,000,000    8,700,000
         2/15/2007                                            $3,600,000     2,790,000
      e.spire Communications, Sr Discount Step-Up Notes
        Zero Coupon(a), 7/1/2008                              $7,600,000     2,774,000
      FaciliCom International, Sr Notes, Series B
        10.500%, 1/15/2008                                    $6,750,000     5,197,500
      Intermedia Communications,
        Sr Discount Step-Up Notes, Zero Coupon(a)(b),
          3/1/2009                                            $36,400,000   19,929,000
        Sr Notes, Series B, 8.500%, 1/15/2008                 $4,920,000     4,643,250
      McLeodUSA Inc
        Sr Notes, 9.250%, 7/15/2007                           $4,000,000     4,220,000
        Sr Notes(b), 8.125%, 2/15/2009                        $8,000,000     7,950,000
      MetroNet Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
         11/1/2007                                            $11,500,000    8,337,500
         6/15/2008                                            $20,050,000   13,734,250
        Sr Notes, 12.000%, 8/15/2007                          $5,750,000     6,497,500
        Sr Notes(b), 10.625%, 11/1/2008                       $6,950,000     7,714,500
      Netia Holdings BV, Gtd Sr Discount Step-Up Notes, Series B
        Zero Coupon(a), 11/1/2007                             $5,900,000     3,776,000
      NEXTLINK Communications
        Sr Discount Step-Up Notes, Zero Coupon(a), 4/15/2008  $14,550,000    8,511,750
        Sr Notes, 9.625%, 10/1/2007                           $5,950,000     5,831,000
      NEXTLINK Communications LLC/NEXTLINK Capital
        Sr Notes, 12.500%, 4/15/2006                          $12,160,000   13,604,000

                                                               SHARES OR
%     DESCRIPTION                                       PRINCIPAL AMOUNT         VALUE
======================================================================================
      RCN Corp, Sr Discount Step-Up Notes, Zero Coupon(a)
        7/1/2008                                              $11,900,000    6,426,000
        Series B, 2/15/2008                                   $25,000,000   13,500,000
======================================================================================
                                                                           144,136,250
      TOTAL FIXED INCOME SECURITIES (Cost $837,339,932)                    774,861,801
======================================================================================
6.25  PREFERRED STOCKS & WARRANTS
0.16  COMPUTER RELATED
      Rhythms NetConnections Warrants(b)(d) (Exp 2008)         58,000        1,160,000
      WAM!NET Warrants(d) (Exp 2005)                           17,100          136,800
======================================================================================
                                                                             1,296,800
1.06  PUBLISHING
      PRIMEDIA Inc, Exchangeable Pfd, Series H, 8.625%         91,500        8,806,875
======================================================================================
1.12  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      American Mobile Satellite Warrants(b)(d) (Exp 2008)      5,500           18,095
      Nextel Communications, Exchangeable Pfd(c)
        Series E, 11.125%                                      9,867         9,274,980
======================================================================================
                                                                             9,293,075
3.85  TELECOMMUNICATIONS -- LONG DISTANCE
      DTI Holding Warrants(b)(d) (Exp 2008)                    47,250            2,363
      Global Crossing Holdings Ltd, Sr Exchangeable Pfd(b)(c)(f)
        10.500%                                                322,000      31,797,500
      STARTEC Global Communications Warrants(b)(d)
        (Exp 2008)                                             3,850             3,850
======================================================================================
                                                                            31,803,713
0.06  TELEPHONE
      MetroNet Communications Warrants(b)(d) (Exp 2007)        6,750           490,400
======================================================================================
      TOTAL PREFERRED STOCKS & WARRANTS (Cost $50,753,639)                  51,690,863
======================================================================================
100.00      TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $888,093,571)
      (Cost for Income Tax Purposes $888,346,233)                          826,552,664
======================================================================================

SELECT INCOME FUND

99.06 FIXED INCOME SECURITIES
1.97  US GOVERNMENT OBLIGATIONS
      US Treasury Notes, 5.625%, 5/15/2008
        (Cost $10,827,961)                                    $10,300,000   10,499,563
======================================================================================
2.67  US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac Gold, Participation Certificates, 6.500%, 9/1/2011
        (Cost $13,717,007)                                    $14,107,730   14,248,807
======================================================================================

                                                               SHARES OR
%     DESCRIPTION                                       PRINCIPAL AMOUNT         VALUE
======================================================================================
94.42 CORPORATE BONDS
1.45  AIRLINES
      Delta Air Lines, Deb, 10.375%, 12/15/2022               $6,007,000     7,723,308
=======================================================================================
1.42  BROADCASTING
      American Radio Systems, Gtd Sr Sub Notes
        9.000%, 2/1/2006                                      $4,000,000     4,300,000
      Jacor Communications, Gtd Sr Sub Notes
        9.750%, 12/15/2006                                    $2,915,000     3,242,937
=======================================================================================
                                                                             7,542,937
3.96  BUILDING MATERIALS
      USG Corp, Sr Notes, 8.500%, 8/1/2005                    $19,549,000   21,112,920
=======================================================================================
6.76  CABLE
      CF Cable TV, 2nd Priority Sr Secured Notes
        11.625%, 2/15/2005                                    $4,000,000     4,400,000
      Continental Cablevision, Sr Deb, 9.500%, 8/1/2013       $10,030,000   11,936,161
      TCI Communications, Sr Deb, 7.875%, 2/15/2026           $12,925,000   14,814,841
      Tele-Communications Inc, Sr Deb, 9.800%, 2/1/2012       $3,718,000     4,846,353
=======================================================================================
                                                                            35,997,355
1.77  CHEMICALS
      Eastman Chemical, Deb, 7.625%, 6/15/2024                $5,700,000     5,881,994
      Equistar Chemicals LP, Deb, 7.550%, 2/15/2026           $4,050,000     3,544,560
=======================================================================================
                                                                             9,426,554
0.71  COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
      Worldwide Fiber, Sr Notes(b), 12.500%, 12/15/2005       $3,650,000     3,777,750
=======================================================================================
23.86 ELECTRIC UTILITIES
      Boston Edison, Deb
        8.250%, 9/15/2022                                     $3,000,000     3,179,952
        7.800%, 3/15/2023                                     $6,000,000     6,166,331
      CMS Energy, Sr Notes(b), 6.750%, 1/15/2004              $6,900,000     6,748,228
      Cleveland Electric Illuminating
        1st Mortgage, Series B, 9.500%, 5/15/2005             $477,000         517,090
        Sr Secured Notes, Series D, 7.430%, 11/1/2009         $5,400,000     5,668,110
      Commonwealth Edison, 1st Mortgage
        Series 76, 8.250%, 10/1/2006                          $500,000         558,127
        Series 81, 8.625%, 2/1/2022                           $365,000         390,109
        Series 83, 8.000%, 5/15/2008                          $6,100,000     6,826,912
      Consumers Energy, 1st Mortgage, 7.375%, 9/15/2023       $9,425,000     9,577,260
      DQU-II Funding, Collateral Lease, 8.700%, 6/1/2016      $7,955,000     8,796,320
      Detroit Edison, Secured Medium-Term Notes, Series 92D
        8.300%, 8/1/2022                                      $3,000,000     3,202,674
      El Paso Electric, 1st Mortgage, Series C
        8.250%, 2/1/2003                                      $3,375,000     3,542,258
      Gulf States Utilities, 1st Mortgage, 8.700%, 4/1/2024   $6,200,000     6,675,868
                                                               SHARES OR
%     DESCRIPTION                                       PRINCIPAL AMOUNT         VALUE
======================================================================================
      Illinois Power, Mortgage, 7.500%, 7/15/2025             $4,350,000     4,318,088
      Jersey Central Power & Light, 1st Mortgage
        7.500%, 5/1/2023                                      $4,000,000     4,035,892
      Metropolitan Edison, Secured Medium-Term
        Notes, Series B
         8.150%, 1/30/2023                                    $500,000         527,408
         6.970%, 10/19/2023                                   $3,500,000     3,387,755
      New York State Electic & Gas, 1st Mortgage
        8.300%, 12/15/2022                                    $4,800,000     5,060,117
      Niagara Mohawk Power, 1st Mortgage
        9.750%, 11/1/2005                                     $3,000,000     3,567,963
        8.500%, 7/1/2023                                      $4,045,000     4,398,670
      Pacific Gas & Electric, 1st & Ref Mortgage
        Series 91A, 8.800%, 5/1/2024                          $3,600,000     4,490,399
        Series 92B, 8.375%, 5/1/2025                          $5,322,000     5,749,899
        Series 92D, 8.250%, 11/1/2022                         $2,223,000     2,383,685
        Series 93D, 7.250%, 8/1/2026                          $7,000,000     7,155,946
      Pennsylvania Power, 1st Mortgage, 8.500%, 7/15/2022     $2,000,000     2,190,562
      Pennsylvania Power & Light, 1st Mortgage
        7.875%, 2/1/2023                                      $5,000,000     5,256,634
        7.700%, 10/1/2009                                     $6,400,000     7,015,846
      Philadelphia Electric, 1st & Ref Mortgage
        7.250%, 11/1/2024                                     $4,740,000     4,652,072
      Toledo Edison, Medium-Term Notes, Series A
        9.220%, 12/15/2021                                    $975,000       1,021,831
=======================================================================================
                                                                           127,062,006
0.54  ENGINEERING & CONSTRUCTION
      Ryland Group, Sr Sub Notes, 8.250%, 4/1/2008            $3,000,000     2,857,500
======================================================================================
3.89  ENTERTAINMENT
      Paramount Communications, Sr Deb
        8.250%, 8/1/2022                                      $19,500,000   20,708,160
======================================================================================
0.46  GAMING
      Park Place Entertainment, Sr Sub Notes(b)
        7.875%, 12/15/2005                                    $2,500,000     2,450,000
======================================================================================
0.07  HEALTH CARE DRUGS -- PHARMACEUTICALS
      McKesson Corp, Sub Deb, 4.500%, 3/1/2004                $430,000         400,483
======================================================================================
2.20  HEALTH CARE RELATED
      FHP International, Sr Notes, 7.000%, 9/15/2003          $6,535,000     6,694,304
      PharMerica Inc, Gtd Sr Sub Notes, 8.375%, 4/1/2008      $4,700,000     5,029,000
======================================================================================
                                                                            11,723,304
5.88  INSURANCE
      Equitable Cos, Sr Notes, 9.000%, 12/15/2004             $23,457,000   26,118,548


                                                               SHARES OR
%     DESCRIPTION                                       PRINCIPAL AMOUNT         VALUE
======================================================================================
      Veritas Holdings GmbH, Sr Notes, 9.625%, 12/15/2003    $5,115,000      5,217,300
======================================================================================
                                                                            31,335,848
1.85  INVESTMENT BANK/BROKER FIRM
      Lehman Brothers, Sr Sub Deb, 11.625%, 5/15/2005        $4,500,000      5,500,759
      Lehman Brothers Holdings, Sr Notes, 8.800%, 3/1/2015   $4,000,00       4,334,740
======================================================================================
                                                                             9,835,499
0.75  IRON & STEEL
      National Steel, 1st Mortgage, 8.375%, 8/1/2006         $4,000,000      3,980,000
======================================================================================
1.84  LODGING -- HOTELS
      Hilton Hotels, Sr Notes, 7.200%, 12/15/2009            $10,000,000     9,787,869
======================================================================================
0.49  METALS MINING
      Glencore Nickel Property Ltd, Gtd Sr Secured Notes
        9.000%, 12/1/2014                                    $3,000,000      2,595,000
======================================================================================
0.58  NATURAL GAS
      Noram Energy, Conv Sub Deb, 6.000%, 3/15/2012          $3,240,000      3,094,200
======================================================================================
11.09 OIL & GAS RELATED
      Atlantic Richfield, Deb
        10.875%, 7/15/2005                                   $3,000,000      3,720,108
        9.875%, 3/1/2016                                     $3,151,000      4,139,900
        9.125%, 3/1/2011                                     $1,569,000      1,929,931
        9.125%, 8/1/2031                                     $4,650,000      5,967,786
        9.000%, 5/1/2031                                     $4,250,000      5,383,475
        8.750%, 3/1/2032                                     $500,000          617,900
      Belco Oil & Gas, Sr Sub Notes, Series B
        8.875%, 9/15/2007                                    $3,750,000      3,487,500
      Canadian Forest Oil Ltd, Gtd Sr Sub Notes
        8.750%, 9/15/2007                                    $3,500,000      3,115,000
      Gulf Canada Resources Ltd, Sr Notes
        8.250%, 3/15/2017                                    $5,900,000      5,550,661
      NRG Energy
        Sr Notes, 7.500%, 6/15/2007                          $3,000,000      3,097,827
        Sr Notes(b), 7.625%, 2/1/2006                        $6,500,000      6,761,215
      Northern Offshore ASA, Gtd Sr Notes(b)
        10.000%, 5/15/2005                                   $3,000,000      1,125,000
      Ocean Energy, Gtd Sr Sub Notes, Series B
        8.875%, 7/15/2007                                    $3,000,000      2,805,000
        8.375%, 7/1/2008                                     $2,000,000      1,885,000
      SEACOR SMIT, Sr Notes, 7.200%, 9/15/2009               $1,500,000      1,438,672
      Sun Inc, Deb, 9.375%, 6/1/2016                         $3,000,000      3,346,620
      Texaco Capital, Gtd Notes, 5.500%, 1/15/2009           $4,900,000      4,680,666
======================================================================================
                                                                            59,052,261
                                                               SHARES OR
%     DESCRIPTION                                       PRINCIPAL AMOUNT         VALUE
======================================================================================
1.04  PAPER & FOREST PRODUCTS
      Champion International, Deb, 6.400%, 2/15/2026         $3,500,000      3,389,155
      Quno Corp, Sr Notes, 9.125%, 5/15/2005                 $2,000,000      2,140,000
======================================================================================
                                                                             5,529,155
0.59  PUBLISHING
      Affiliated Newspaper Investments, Sr Discount
        Step-Up Notes, Zero Coupon(a), 7/1/2006              $3,000,000      3,131,250
======================================================================================
0.83  REAL ESTATE INVESTMENT TRUST
      Glenborough Properties LP, Sr Notes, Series B
        7.625%, 3/15/2005                                    $4,740,000      4,427,349
======================================================================================
0.31  SAVINGS & LOAN
      Western Financial Savings Bank, Sub Capital Deb
        8.500%, 7/1/2003                                     $2,000,000      1,635,398
======================================================================================
1.20  SERVICES
      Heritage Media, Sr Sub Notes, 8.750%, 2/15/2006        $3,000,000      3,195,000
      Loewen Group International, Gtd Sr Notes, Series 4
        8.250%, 10/15/2003                                   $5,500,000      3,190,000
======================================================================================
                                                                             6,385,000
0.42  SHIPPING
      Navigator Gas Transport PLC, 1st Priority Ship
        Mortgage Notes(b), 10.500%, 6/30/2007                $3,000,000      2,250,000
======================================================================================
0.43  TELECOMMUNICATIONS -- CELLULAR       & WIRELESS
      Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016        $2,000,000      2,280,000
======================================================================================
8.99  TELECOMMUNICATIONS -- LONG DISTANCE
      GCI Inc, Sr Notes, 9.750%, 8/1/2007                    $3,000,000      3,007,500
      Level 3 Communications
        Sr Discount Step-Up Notes
          Zero Coupon(a)(b), 12/1/2008                       $14,650,000     8,533,625
        Sr Notes, 9.125%, 5/1/2008                           $4,300,000      4,224,750
      Qwest Communications International, Sr Notes(b)
        7.250%, 11/1/2008                                    $6,000,000      6,090,000
      Sprint Capital, Gtd Sr Notes, 6.125%, 11/15/2008       $9,400,000      9,254,027
      US WEST Communications, Notes
        5.650%, 11/1/2004                                    $17,000,000    16,757,563
======================================================================================
                                                                            47,867,465
11.04 TELEPHONE
      BellSouth Telecommunications, Deb, 8.250%, 7/1/2032    $6,200,000      6,694,629
      Centel Capital, Deb, 9.000%, 10/15/2019                $5,325,000      6,332,218
      Citizens Utilities, Deb, 7.600%, 6/1/2006              $3,970,000      4,297,048
      Diamond Cable Communications PLC, Sr Discount
        Step-Up Notes, Zero Coupon(a), 12/15/2005            $2,900,000      2,523,000

                                                               SHARES OR
%     DESCRIPTION                                       PRINCIPAL AMOUNT         VALUE
======================================================================================
      GTE Corp, Deb
        7.900%, 2/1/2027                                     $1,000,000      1,066,695
        7.830%, 5/1/2023                                     $9,870,000     10,443,781
      Intermedia Communications, Sr Notes(b),
        9.500%, 3/1/2009                                     $8,450,000      8,428,875
      McLeodUSA Inc, Sr Notes(b), 8.125%, 2/15/2009          $500,000          496,875
      MetroNet Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
         11/1/2007                                           $3,000,000      2,175,000
         6/15/2008                                           $6,375,000      4,366,875
        Sr Notes, 12.000%, 8/15/2007                         $4,525,000      5,113,250
      NEXTLINK Communications LLC/NEXTLINK Capital
        Sr Notes, 12.500%, 4/15/2006                         $3,250,000      3,635,937
      RCN Corp, Sr Discount Step-Up Notes, Series B, Zero
        Coupon(a), 2/15/2008                                 $6,000,000      3,240,000
======================================================================================
                                                                            58,814,183
        TOTAL CORPORATE BONDS (Cost $516,969,634)                          502,782,754
======================================================================================
      TOTAL FIXED INCOME SECURITIES (Cost $541,514,602)                    527,531,124
=======================================================================================
0.94  SHORT-TERM INVESTMENTS -- COMMERCIAL PAPER
0.94  OIL & GAS RELATED
      Chevron USA, 4.872%, 3/1/1999 (Cost $4,983,000)        $4,983,000      4,983,000
=======================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $546,497,602)
      (Cost for Income Tax Purposes $546,506,508)                         $532,514,124
=======================================================================================


SHORT-TERM BOND FUND

65.42 FIXED INCOME SECURITIES
50.94 US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac, Gold, Participation Certificates
        6.500%, 7/1/2008                                     $7,000,717      7,087,245
        6.500%, 8/1/2008                                     $2,287,960      2,316,239
======================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Cost $9,352,593)             9,403,484
======================================================================================
14.48 CORPORATE BONDS
1.45  BROADCASTING
      American Radio Systems, Gtd Sr Sub Notes
        9.000%, 2/1/2006                                     $250,000          268,750
======================================================================================
1.19  CABLE
      CF Cable TV, 2nd Priority Sr Secured Notes
        11.625%, 2/15/2005                                   $200,000          220,000
======================================================================================
1.45  GAMING
      Players International, Sr Notes, 10.875%, 4/15/2005    $250,000          267,500
======================================================================================

                                                             SHARES OR
%     DESCRIPTION                                     PRINCIPAL AMOUNT           VALUE
======================================================================================
0.45  MANUFACTURING
      Haynes International, Sr Notes, 11.625%, 9/1/2004      $100,000           83,000
======================================================================================
4.07  OIL & GAS RELATED
      Atlantic Richfield, Deb, 10.875%, 7/15/2005            $400,000          496,014
      Ocean Energy, Gtd Sr Sub Notes, 10.375%, 10/15/2005    $250,000          255,000
======================================================================================
                                                                               751,014
2.83  PUBLISHING
      Affiliated Newspaper Investments, Sr Discount
        Step-Up Notes, Zero Coupon(a), 7/1/2006              $500,000          521,875
======================================================================================
3.04  TELEPHONE
      MetroNet Communications, Sr Notes
        12.000%, 8/15/2007                                   $250,000          282,500
      NEXTLINK Communications LLC/NEXTLINK Capital
        Sr Notes, 12.500%, 4/15/2006                         $250,000          279,687
======================================================================================
                                                                               562,187
        TOTAL CORPORATE BONDS (Cost $2,712,775)                              2,674,326
======================================================================================
      TOTAL FIXED INCOME SECURITIES (Cost$12,065,368)                       12,077,810
======================================================================================
34.58 SHORT-TERM INVESTMENTS
27.00 US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac, Discount Notes, 4.788, 3/26/1999
        (Cost $4,983,431)                                    $5,000,000      4,983,431
======================================================================================
7.58  Repurchase Agreements
      Repurchase Agreement with State Street dated 2/26/1999
        due 3/1/1999 at 4.720%, repurchased at $1,400,551
        (Collateralized by US Treasury Bonds due 1/15/2007
        at 3.375%, value $1,428,628) (Cost $1,400,000)       $1,400,000      1,400,000
======================================================================================
      TOTAL SHORT-TERM INVESTMENTS (Cost $6,383,431)                         6,383,431
======================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $18,448,799)
      (Cost for Income Tax Purposes $18,448,818)                           $18,461,241
======================================================================================

U.S. GOVERNMENT SECURITIES FUND

95.59 FIXED INCOME SECURITIES
45.65 US GOVERNMENT OBLIGATIONS
      US Treasury Bonds
         8.125%, 8/15/2019                                   $10,000,000    12,696,880
         7.500%, 11/15/2016                                  $10,000,000    11,834,379
         5.250%, 11/15/2028                                  $5,000,000      4,732,815
======================================================================================
         TOTAL US GOVERNMENT OBLIGATIONS (Cost $31,163,982)                 29,264,074
======================================================================================

                                                             SHARES OR
%     DESCRIPTION                                     PRINCIPAL AMOUNT           VALUE
======================================================================================
49.94 US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac, Gold, Participation Certificates
        6.500%, 7/1/2008                                     $3,111,430      3,149,887
        6.000%, 4/1/2028                                     $9,657,348      9,377,670
      Government National Mortgage Association I
        Pass-Through Certificates
        6.000%, 12/15/2028                                   $9,976,579      9,683,765
        6.000%, 2/15/2029                                    $10,100,000     9,801,645
======================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Cost $32,397,402)           32,012,967
======================================================================================
      TOTAL FIXED INCOME SECURITIES (Cost $63,561,384)                      61,277,041
======================================================================================
4.41  SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated 2/26/1999
        due 3/1/1999 at 4.720%, repurchased at $2,828,334
        (Collateralized by US Treasury Notes due 1/15/2007
        at 3.375%, value $2,882,319) (Cost $2,825,000)       $2,825,000      2,825,000
======================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $66,386,384)(f)                                               $64,102,041
======================================================================================

(a) Step-up bonds are obligations which increase the interest payment rate at a specified point in time. Rate shown reflects current rate which may step up at a future date.
(b) Securities aquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.
(c) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.
(d) Security is non-income producing.
(e) Security is an affiliated company (See Notes).
(f) Also represents cost for income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO BOND FUNDS, INC.
FEBRUARY 28, 1999
UNAUDITED
                                                   High                  Select
                                                  Yield                  Income
                                                   Fund                    Fund
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                   $888,093,571           $546,497,602
==============================================================================
  At Value                                  $826,552,664           $532,514,124
Receivables:
  Investment Securities Sold                  30,739,483             13,007,516
  Fund Shares Sold                             2,827,110              1,960,006
  Dividends and Interest                      13,974,324              8,879,481
Prepaid Expenses and Other Assets                174,532                308,768
================================================================================
TOTAL ASSETS                                 874,268,113            556,669,895
================================================================================
LIABILITIES
Payables:
  Custodian                                      339,385                 33,426
  Distributions to Shareholders                  820,202                188,561
  Investment Securities Purchased              3,000,000             11,347,013
  Fund Shares Repurchased                     18,315,877              1,578,058
Borrowings on Line of Credit                  31,023,257                      0
Accrued Distribution Expenses                    169,889                104,200
Accrued Expenses and Other Payables               56,777                 38,165
================================================================================
TOTAL LIABILITIES                             53,725,387             13,289,423
================================================================================
NET ASSETS AT VALUE                         $820,542,726           $543,380,472
================================================================================
NET ASSETS
Paid-in Capital(a)                          $896,496,562           $554,037,973
Accumulated Undistributed
   Net Investment Income                          18,665                 69,972
Accumulated Undistributed Net Realized Gain
  (Loss) on Investment Securities            (14,431,594)             3,256,005
Net Depreciation of Investment Securities    (61,540,907)           (13,983,478)
================================================================================
NET ASSETS AT VALUE                         $820,542,726           $543,380,472
================================================================================
Shares Outstanding                           127,575,786             84,286,090
NET ASSET VALUE, Offering and Redemption
  Price per Share                                  $6.43                  $6.45
================================================================================

(a) The Fund has 600 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 300 million have been allocated to High
    Yield Fund and 100 million each have been allocated to Select Income, Short-Term Bond and U.S. Government Securities Funds.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

INVESCO BOND FUNDS, INC.
FEBRUARY 28, 1999
UNAUDITED
                                                                           U.S.
                                              Short-Term             Government
                                                    Bond             Securities
                                                    Fund                   Fund
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                  $18,448,799           $66,386,384
================================================================================
  At Value(a)                                 $18,461,241           $64,102,041
Cash                                                4,581                     0
Receivables:
  Fund Shares Sold                                184,214               149,449
  Dividends and Interest                           98,352               494,535
Prepaid Expenses                                  119,175               191,707
================================================================================
TOTAL ASSETS                                   18,867,563            64,937,732
================================================================================
LIABILITIES
Payables:
  Custodian                                             0                52,641
  Distributions to Shareholders                     5,312                15,225
  Fund Shares Repurchased                          81,534               549,659
Accrued Distribution Expenses                       3,293                12,852
Accrued Expenses and Other Payables                10,244                10,850
================================================================================
TOTAL LIABILITIES                                 100,383               641,227
================================================================================
NET ASSETS AT VALUE                           $18,767,180           $64,296,505
================================================================================
NET ASSETS
Paid-in Capital(b)                            $19,017,276           $66,026,480
Accumulated Undistributed (Distributions
  in Excess of) NetInvestment Income                 (332)                7,780
Accumulated Undistributed Net Realized Gain
  (Loss) on Investment Securities                (262,206)              546,588
Net Appreciation (Depreciation) of
  Investment Securities                            12,442            (2,284,343)
================================================================================
NET ASSETS AT VALUE                           $18,767,180           $64,296,505
================================================================================
Shares Outstanding                              1,957,294             8,900,580
NET ASSET VALUE, Offering and Redemption
  Price per Share                                   $9.59                 $7.22
================================================================================

(a) Investment securities at cost and value at February 28, 1999 include repurchase agreements of $1,400,000 and $2,825,000 for Short-Term Bond and U.S. Government Securities Funds, respectively.
(b) The Fund has 600 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 300 million have been allocated to High
    Yield Fund and 100 million each have been allocated to Select Income, Short-Term Bond and U.S. Government Securities Funds.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 1999
UNAUDITED

                                                    High                 Select
                                                   Yield                 Income
                                                    Fund                   Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                       $661,548                     $0
Interest                                      40,634,833             19,673,096
================================================================================
  TOTAL INCOME                                41,296,381             19,673,096
================================================================================
EXPENSES
Investment Advisory Fees                       1,573,074              1,293,196
Distribution Expenses                            980,302                640,646
Transfer Agent Fees                              711,118                657,594
Administrative Fees                               63,818                 43,439
Custodian Fees and Expenses                       46,049                 38,448
Directors' Fees and Expenses                      22,630                 16,511
Professional Fees and Expenses                    20,906                 17,474
Registration Fees and Expenses                    72,203                 72,100
Reports to Shareholders                           86,119                 55,051
Other Expenses                                   190,748                 15,469
================================================================================
  TOTAL EXPENSES                               3,766,967              2,849,928
  Fees and Expenses Absorbed by
     Investment Adviser                                0              (139,296)
  Fees and Expenses Paid Indirectly              (22,566)               (20,821)
================================================================================
     NET EXPENSES                              3,744,401              2,689,811
================================================================================
NET INVESTMENT INCOME                         37,551,980             16,983,285
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on
  Investment Securities                      (14,344,311)             4,491,970
Change in Net Depreciation of
  Investment Securites                         4,884,141            (13,973,873)
================================================================================
NET LOSS ON INVESTMENT SECURITIES             (9,460,170)            (9,481,903)
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS   $28,091,810             $7,501,382
================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS (CONTINUED)
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 1999
UNAUDITED
                                                                           U.S.
                                              Short-Term             Government
                                                    Bond             Securities
                                                    Fund                   Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                 $590,557             $2,026,594
================================================================================
EXPENSES
Investment Advisory Fees                          47,804                198,192
Distribution Expenses                             23,902                 90,088
Transfer Agent Fees                               44,161                138,121
Administrative Fees                                6,434                 10,405
Custodian Fees and Expenses                        3,204                  6,543
Directors' Fees and Expenses                       4,577                  5,983
Professional Fees and Expenses                     6,987                  9,464
Registration Fees and Expenses                    21,842                 26,427
Reports to Shareholders                            8,987                 20,883
Other Expenses                                     1,212                  1,871
================================================================================
  TOTAL EXPENSES                                 169,110                507,977
  Fees and Expenses Absorbed by
     Investment Adviser                          (85,718)              (143,185)
  Fees and Expenses Paid Indirectly               (2,150)                (3,307)
================================================================================
     NET EXPENSES                                 81,242                361,485
================================================================================
NET INVESTMENT INCOME                            509,315              1,665,109
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities        27,096                964,620
Change in Net Appreciation (Depreciation) of
  Investment Securities                          (35,294)            (2,994,931)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                 (8,198)            (2,030,311)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $501,117              $(365,202)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
INVESCO BOND FUNDS, INC.

                                                         HIGH YIELD FUND

                                              Six Months                   Year
                                                   Ended                  Ended
                                             February 28              August 31
--------------------------------------------------------------------------------
                                                    1999                   1998
                                               UNAUDITED
OPERATIONS
Net Investment Income                        $37,551,980            $59,460,048
Net Realized Gain (Loss) on
  Investment Securities                      (14,344,311)            32,888,835
Change in Net Depreciation of
  Investment Securities                        4,884,141            (75,240,209)
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS    28,091,810             17,108,674
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                        (37,551,980)           (59,476,726)
Net Realized Gain on Investment Securities   (24,618,193)           (30,288,153)
================================================================================
TOTAL DISTRIBUTIONS                          (62,170,173)           (89,764,879)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                923,146,391          1,042,691,975
Reinvestment of Distributions                 53,985,412             76,691,873
================================================================================
                                             977,131,803          1,119,383,848
Amounts Paid for Repurchases of Shares      (763,904,725)          (876,298,646)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                    213,227,078            243,085,202
================================================================================
TOTAL INCREASE IN NET ASSETS                 179,148,715            170,428,997
NET ASSETS
Beginning of Period                          641,394,011            470,965,014
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $18,665 and $18,665, respectively)     $820,542,726           $641,394,011
================================================================================

        -------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                  141,628,389            140,608,922
Shares Issued from Reinvestment
  of Distributions                             8,298,049             10,496,776
================================================================================
                                             149,926,438            151,105,698
Shares Repurchased                          (117,294,429)          (119,368,526)
================================================================================
NET INCREASE IN FUND SHARES                   32,632,009             31,737,172
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
INVESCO BOND FUNDS, INC.

                                                       SELECT INCOME FUND

                                              Six Months                   Year
                                                   Ended                  Ended
                                             February 28              August 31
--------------------------------------------------------------------------------
                                                    1999                   1998
                                               UNAUDITED
OPERATIONS
Net Investment Income                        $16,983,285            $24,383,685
Net Realized Gain on Investment Securities     4,491,970              9,584,731
Change in Net Depreciation of
  Investment Securities                      (13,973,873)            (2,723,693)
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS     7,501,382             31,244,723
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                        (16,983,285)           (24,420,934)
Net Realized Gain on Investment Securities    (9,520,793)            (8,101,485)
================================================================================
TOTAL DISTRIBUTIONS                          (26,504,078)           (32,522,419)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                240,645,468            447,676,089
Reinvestment of Distributions                 24,930,921             29,357,565
================================================================================
                                             265,576,389            477,033,654
Amounts Paid for Repurchases of Shares      (205,817,501)          (260,749,761)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                     59,758,888            216,283,893
================================================================================
TOTAL INCREASE IN NET ASSETS                  40,756,192            215,006,197
NET ASSETS
Beginning of Period                          502,624,280            287,618,083
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $69,972 and $69,972, respectively)     $543,380,472           $502,624,280
================================================================================

            ------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                   36,308,749             66,530,497
Shares Issued from Reinvestment
  of Distributions                             3,768,818              4,376,447
================================================================================
                                              40,077,567             70,906,944
Shares Repurchased                           (31,091,488)           (38,783,681)
================================================================================
NET INCREASE IN FUND SHARES                    8,986,079             32,123,263
================================================================================

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
INVESCO BOND FUNDS, INC.

                                                       SHORT-TERM BOND FUND

                                              Six Months                   Year
                                                   Ended                  Ended
                                             February 28              August 31
--------------------------------------------------------------------------------
                                                    1999                   1998
                                               UNAUDITED
OPERATIONS
Net Investment Income                           $509,315               $782,028
Net Realized Gain on Investment Securities        27,096                 89,145
Change in Net Appreciation of
  Investment Securities                          (35,294)                36,669
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS       501,117                907,842
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                           (509,046)              (782,028)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                 68,875,989             48,037,682
Reinvestment of Distributions                    426,905                699,014
================================================================================
                                              69,302,894             48,736,696
Amounts Paid for Repurchases of Shares       (74,994,949)           (36,739,699)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                     (5,692,055)            11,996,997
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS       (5,699,984)            12,122,811
NET ASSETS
Beginning of Period                           24,467,164             12,344,353
================================================================================
End of Period (Including Accumulated
  Undistributed (Distributions in Excess
  of) Net Investment Income of ($332)
  and ($601), respectively)                  $18,767,180            $24,467,164
================================================================================

        ----------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                    7,167,976              5,013,098
Shares Issued from Reinvestment
  of Distributions                                44,412                 73,017
================================================================================
                                               7,212,388              5,086,115
Shares Repurchased                            (7,805,847)            (3,833,157)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES          (593,459)             1,252,958
================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
INVESCO BOND FUNDS, INC.

                                               U.S. GOVERNMENT SECURITIES FUND
                                              Six Months                   Year
                                                   Ended                  Ended
                                             February 28              August 31
--------------------------------------------------------------------------------
                                                    1999                   1998
                                               UNAUDITED
OPERATIONS

Net Investment Income                         $1,665,109             $2,700,296
Net Realized Gain on Investment Securities       964,620              5,191,748
Change in Net Appreciation (Depreciation)
  of Investment Securities                    (2,994,931)              (685,916)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               (365,202)             7,206,128
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                         (1,664,868)            (2,700,296)
Net Realized Gain on Investment Securities    (5,171,040)            (1,103,906)
================================================================================
TOTAL DISTRIBUTIONS                           (6,835,908)            (3,804,202)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                131,851,560            161,798,727
Reinvestment of Distributions                  6,412,517              3,423,772
================================================================================
                                             138,264,077            165,222,499
Amounts Paid for Repurchases of Shares      (146,251,302)          (140,720,399)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                     (7,987,225)            24,502,100
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS      (15,188,335)            27,904,026
NET ASSETS
Beginning of Period                           79,484,840             51,580,814
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $7,780 and $7,539, respectively)        $64,296,505            $79,484,840
================================================================================

       --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                   16,738,797             20,773,244
Shares Issued from Reinvestment
  of Distributions                               849,365                441,618
================================================================================
                                              17,588,162             21,214,862
Shares Repurchased                           (18,638,408)           (18,146,732)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES        (1,050,246)             3,068,130
================================================================================

See Notes to Financial Statements

INVESCO NOTES TO FINANCIAL STATEMENT - INVSCO BOND FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. (formerly known as INVESCO Income Funds, Inc.) (the "Fund") is incorporated in Maryland and presently consists of four separate Funds: High Yield Fund, Select Income Fund, Short-Term Bond Fund and U.S. Government Securities Fund. On August 4, 1998, the board of directors of the Fund approved a name change to INVESCO Bond Funds, Inc. The investment objectives of each Fund are: to seek a high level of current income for High Yield and Select Income Funds; to seek a high level of current income with minimum fluctuation in principal value while maintaining liquidity for Short-Term Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchased date method. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

Mortgage paydown gain/loss is treated as ordinary income for tax purposes and is included in interest income on the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At August 31, 1998, Short-Term Bond Fund had $252,513, $17,095 and $19,676 in net capital loss carryovers which expire in the years 2002, 2003, 2004 and 2005, respectively.

To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                     AVERAGE NET ASSETS
--------------------------------------------------------------------------------
                                          $0 to         $300 Million       Over
                                           $300              to $500       $500
Fund                                    Million              Million    Million
--------------------------------------------------------------------------------
High Yield Fund                           0.50%                0.40%      0.30%
Select Income Fund                        0.55%                0.45%      0.35%
Short-Term Bond Fund                      0.50%                0.40%      0.30%
U.S. Government Securities Fund           0.55%                0.45%      0.35%


A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the six months ended February 28, 1999, High Yield, Select Income, Short-Term Bond and U.S. Government Securities Funds paid the Distributor $963,799, $634,356, $23,879 and $89,256, respectively, under the plan of distribution.

IFG receives a transfer agent fee from each Fund at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Select Income, Short-Term Bond and U.S. Government Securities Funds.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                        PURCHASES                     SALES
--------------------------------------------------------------------------------
High Yield Fund                          $834,570,692              $631,204,306
Select Income Fund                        395,542,816               351,746,104
Short-Term Bond Fund                        1,013,750                 1,779,415

For the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

FUND                                        PURCHASES                     SALES
--------------------------------------------------------------------------------
Select Income Fund                        $28,791,688               $28,744,588
Short-Term Bond Fund                          871,766                 3,687,483
U.S. Government Securities Fund            44,259,524                48,846,849


NOTE 4 -- APPRECIATION AND DEPRECIATION. At February 28, 1999, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                            NET
                                        GROSS            GROSS     APPRECIATION
FUND                             APPRECIATION     DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------------------
High Yield Fund                   $10,686,984      $72,480,553     $(61,793,569)
Select Income Fund                  3,522,210       17,514,594      (13,992,384)
Short-Term Bond Fund                   67,427           55,004           12,423
U.S. Government Securities Fund        30,788        2,315,131       (2,284,343)


NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

The Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

Pension expenses for the six months ended February 28, 1999, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      UNFUNDED
                                      PENSION          ACCRUED          PENSION
FUND                                 EXPENSES    PENSION COSTS        LIABILITY
--------------------------------------------------------------------------------
High Yield Fund                        $7,802          $23,348          $53,420
Select Income Fund                      5,278           15,707           35,009
Short-Term Bond Fund                      227              781            1,634
U.S. Government Securities Fund           866            3,124            6,850

The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO or Treasurer's Series Trust Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions during the six months ended February 28, 1999, in which the issuer was an affilate of the Funds, is as follows:

                                                                    REALIZED
                          PURCHASES                SALES          GAIN (LOSS)
                    ----------------------------------------   ON INVESTMENT    VALUE AT
AFFILIATE           SHARES          COST      SHARES    COST      SECURITIES     2/28/99
----------------------------------------------------------------------------------------
HIGH YIELD FUND
Global Crossing
  Holdings Ltd
  Sr Exchangable
  Pfd, 10.500%     322,000   $31,969,500        --       --           --    $31,797,500

No dividend was received from the affiliated company.


NOTE 6 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At February 28, 1999, High Yield Fund had an outstanding line of credit at an interest rate of 5.180%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. On March 10, 1999, High Yield Fund paid the line of credit in full, including interest. There were no such borrowings in any other Fund.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND
(For a Fund Share Outstanding Throughout Each Period)

                             SIX MONTHS
                                  ENDED
                            FEBRUARY 28                   YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------
                                   1999      1998      1997      1996      1995      1994
                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning
  of Period                       $6.76     $7.45     $6.84     $6.73     $6.73     $7.32
=========================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income              0.31      0.64      0.62      0.63      0.66      0.62
Net Gains or (Losses)on
  Securities (Both Realized
  and Unrealized)                 (0.16)    (0.29)     0.64      0.11      0.03     (0.59)
==========================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                       0.15      0.35      1.26      0.74      0.69      0.03
==========================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(a)             0.31      0.64      0.62      0.63      0.66      0.62
Distributions from Capital Gains   0.17      0.40      0.03      0.00      0.00      0.00
In Excess of Capital Gains         0.00      0.00      0.00      0.00      0.03      0.00
=========================================================================================
TOTAL DISTRIBUTIONS                0.48      1.04      0.65      0.63      0.69      0.62
=========================================================================================
Net Asset Value-- End of Period   $6.43     $6.76     $7.45     $6.84     $6.73     $6.73

TOTAL RETURN                      2.43%(b)  4.44%    19.27%    11.38%    11.12%     0.37%

RATIOS

Net Assets -- End of Period
  ($000 Omitted)               $820,543  $641,394  $470,965  $375,201  $288,959  $243,773
Ratio of Expenses to Average
  Net Assets(c)                0.48%(b)(d)  0.86%(d)  1.00%(d)  0.99%(d)  1.00%     0.97%
Ratio of Net Investment
  Income to Average
  Net Assets(c)                   4.75%(b)  8.72%     8.71%     9.13%    10.01%     8.70%
Portfolio Turnover Rate             84%(b)   282%      129%      266%      201%      195%


(a) Distributions  in excess of net investment  income for the year ended August
    31, 1996, aggregated less than $0.01 on a per share basis.


(b) Based on operations for the period shown and, accordingly, are not representative of a full year.


(c) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99%, 1.07%, and 0.98%, respectively, and ratio of net investment income to average net assets would have been 9.13%, 9.94%, and 8.69%, respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.


FINANCIAL HIGHLIGHTS
SELECT INCOME FUND
(For a Fund Share Outstanding Throughout Each Period)

                             SIX MONTHS
                                  ENDED
                            FEBRUARY 28                   YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------
                                   1999      1998      1997      1996      1995      1994
                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning
  of Period                       $6.68     $6.66     $6.35     $6.54     $6.18     $6.80
=========================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income              0.22      0.43      0.45      0.47      0.47      0.47
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)  (0.11)     0.19      0.34     (0.17)     0.36     (0.43)
=========================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                       0.11      0.62      0.79      0.30      0.83      0.04
=========================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                0.22      0.43      0.45      0.46      0.47      0.47
In Excess of Net Investment
  Income(a)                        0.00      0.00      0.00      0.01      0.00      0.00
Distributions from Capital Gains   0.12      0.17      0.03      0.02      0.00      0.09
In Excess of Capital Gains         0.00      0.00      0.00      0.00      0.00      0.10
=========================================================================================
TOTAL DISTRIBUTIONS                0.34      0.60      0.48      0.49      0.47      0.66
=========================================================================================
Net Asset Value-- End of Period   $6.45     $6.68     $6.66     $6.35     $6.54     $6.18
=========================================================================================

TOTAL RETURN                      1.64%(b)  9.58%    12.89%     4.78%    14.01%     0.47%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)               $543,380  $502,624  $287,618  $258,093  $216,597  $138,337
Ratio of Expenses to Average
  Net Assets(c)                0.52%(b)(d)  1.06%(d)  1.03%(d)  1.01%(d)  1.00%     1.11%
Ratio of Net Investment
  Income to Average
  Net Assets(b)                3.29%(b)(d)  6.36%     6.98%     7.14%     7.38%     7.22%
Portfolio Turnover Rate             75%(b)   140%      263%      210%      181%      135%

(a) Distributions  in excess of net investment  income for the year ended August
    31, 1995, aggregated less than $0.01 on a per share basis.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Various  expenses of the Fund were  voluntarily  absorbed by IFG for the six months ended February 28, 1999 and for the years ended August 31, 1998,
    1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of  expenses  to average  net assets  would have been 0.55%
    (not  annualized), 1.10%,  1.21%,  1.16%,  1.22%  and  1.15%,  respectively,
    and  ratio  of  net investment   income  to  average  net  assets   would
    have  been  3.26%  (not annualized), 6.32%, 6.80%, 6.99%, 7.16% and 7.18%, respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS
SHORT-TERM BOND FUND
(For a Fund Share Outstanding Throughout Each Period)

                             SIX MONTHS                                            PERIOD
                                  ENDED                                             ENDED
                            FEBRUARY 28             YEAR ENDED AUGUST 31        AUGUST 31
--------------------------------------------------------------------------------------------
                                   1999      1998      1997      1996      1995      1994(a)
                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning
  of Period                       $9.59     $9.51     $9.41     $9.54     $9.46    $10.00
=========================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income              0.25      0.55      0.50      0.56      0.57      0.47
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)   0.00      0.08      0.15     (0.13)     0.08     (0.54)
=========================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                       0.25      0.63      0.65      0.43      0.65     (0.07)
=========================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(b)             0.25      0.55      0.55      0.56      0.57      0.47
=========================================================================================
Net Asset Value-- End of Period   $9.59     $9.59     $9.51     $9.41     $9.54     $9.46
=========================================================================================

TOTAL RETURN                      2.68%(c)  6.76%     7.08%     4.63%     7.16%    (0.72%)(c)

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                $18,767   $24,467   $12,344   $10,735    $8,979    $7,878
Ratio of Expenses to Average
  Net Assets(d)                 0.44%(c)(e) 0.88%(e)  0.83%(e)  0.80%(e)  0.46%      0.46%(f)
Ratio of Net Investment Income
  to Average Net Assets(d)      2.64%(c)    5.74%     5.82%     5.85%     6.05%      5.50%(f)
Portfolio Turnover Rate           14%(c)     135%      331%      103%       68%       169%(c)

(a) From September 30, 1993,  commencement of investment  operations,  to August
    31, 1994.

(b) Distributions  in excess of net  investment  income for the years ended
    August 31, 1996 and 1995, aggregated less than $0.01 on a per share basis.

(c) Based on operations for the period shown and, accordingly, are not representative of a full year.

(d) Various  expenses of the Fund were  voluntarily  absorbed by IFG for the six months ended  February 28, 1999, for the years ended August 31, 1998, 1997,
    1996, 1995 and for the period ended August 31, 1994. If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 0.88% (not annualized), 1.86%, 1.84%, 2.17%, 2.09% and
    2.04%(annualized), respectively,  and ratio of net investment  income to
    average net assets would have   been   2.20%(not   annualized),   4.76%,
    4.81%,   4.48%,   4.42%  and 3.92%(annualized), respectively.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(f) Annualized


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT SECURITIES FUND
(For a Fund Share Outstanding Throughout Each Period)

                             SIX MONTHS
                                  ENDED
                            FEBRUARY 28                   YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------
                                   1999      1998      1997      1996      1995      1994
                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning
  of Period                       $7.99     $7.49     $7.15     $7.49     $7.10     $8.19
==========================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income              0.18      0.40      0.43      0.44      0.45      0.41
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)  (0.17)     0.67      0.34     (0.34)     0.39     (0.93)
==========================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                       0.01      1.07      0.77      0.10      0.84     (0.52)
==========================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                0.18      0.40      0.43      0.43      0.45      0.41
In Excess of Net
  Investment Income(a)             0.00      0.00      0.00      0.01      0.00      0.00
Distributions from Capital Gains   0.60      0.17      0.00      0.00      0.00      0.16
==========================================================================================
TOTAL DISTRIBUTIONS                0.78      0.57      0.43      0.44      0.45      0.57
==========================================================================================
Net Asset Value-- End of Period   $7.22     $7.99     $7.49     $7.15     $7.49     $7.10
==========================================================================================

TOTAL RETURN                    (0.11%)(b) 14.75%    11.01%     1.31%    12.37%    (6.53%)

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                $64,297   $79,485   $51,581   $54,614   $38,087   $36,740
Ratio of Expenses to Average
  Net Assets(c)                 0.50%(b)(d) 1.01%(d)  1.01%(d)  1.02%(d)  1.00%     1.32%
Ratio of Net Investment
  Income to Average
  Net Assets(c)                 2.29%(b)    5.22%     5.78%     5.76%     6.24%     5.46%
Portfolio Turnover Rate           66%(b)     323%      139%      212%       99%       95%

(a) Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 28, 1999 and for the years ended August 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.70% (not annualized), 1.41%, 1.32%, 1.48%, 1.51% and 1.42%, respectively,
    and  ratio  of  net investment   income  to  average  net  assets   would
    have  been  2.09%  (not annualized), 4.82%, 5.47%, 5.30%, 5.73% and 5.36%, respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

                         INVESCO FAMILY OF FUNDS

                                                              Newspaper
Fund Name                   Fund Code     Ticker Symbol       Abbreviation
--------------------------------------------------------------------------
INTERNATIONAL
International Blue Chip       09          IIBCX               ItlBlChp
International Growth          49          FSIGX               IntlGr
Emerging Markets              43          *                   *
Asian Growth                  41          IVAGX               AsianGr
Pacific Basin                 54          FPBSX               PcBas
European                      56          FEURX               Europ
European Small Company        37          IVECX               EuroSmCo
Latin American Growth         34          IVSLX               LtnAmerGr
--------------------------------------------------------------------------
SECTOR
Energy                        50          FSTEX               Enrgy
Environmental Services        59          FSEVX               Envirn
Financial Services            57          FSFSX               FinSvc
Gold                          51          FGLDX               Gold
Health Sciences               52          FHLSX               HlthSc
Leisure                       53          FLISX               Leisur
Realty                        42          IVSRX               Realty
Technology-Class II           55          FTCHX               Tech
Utilities                     58          FSTUX               Util
Worldwide Capital Goods       38          ISWGX               WldCap
Worldwide Communications      39          ISWCX               WldCom
----------------------------------------------------------------------------
STOCK
Growth & Income               21          IVGIX               Gro&Inc
Blue Chip Growth              10          FLRFX               Grwth
Dynamics                      20          FIDYX               Dynm
Small Company Growth          60          FIEGX               SmCoGth
INVESCO Endevor               61          IVENX               Endeavor
Value Equity                  46          FSEQX               ValEq
Small Company Value           74          IDSCX               SmCoVal
S&P 500 Index Fund-Class II   23          ISPIX               SP500II
----------------------------------------------------------------------------
COMBINATION STOCK & BOND
Industrial Income             15          FIIIX               IndInc
Multi-Asset Allocation        70          IMAAX               MulAstAl
Total Return                  48          FSFLX               TotRtn
Balanced                      71          IMABX               Bal
----------------------------------------------------------------------------
BOND
Short-Term Bond               33          INIBX               ShTrBd
Intermediate Government Bond  47          FIGBX               IntGov
U.S. Government Securities    32          FBDGX               USGvt
Select Income                 30          FBDSX               SelInc
High Yield                    31          FHYPX               HiYld
Tax-Free Intermediate Bond    36          IVTIX               *
Tax-Free Long-Term Bond       35          FTIFX               TxFre
----------------------------------------------------------------------------
MONEY MARKET
U.S. Government Money Fund    44          FUGXX               InvGvtMF
Cash Reserves                 25          FDSXX               InvCshR
Tax-Free Money Fund           40          FFRXX               InvTaxFree


* This fund does not yet meet size requirements to be assigned a newspaper listing and/or ticker symbol.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

                                 [INVESCO ICON]
                                    INVESCO

                                   YOU SHOULD
                                KNOW WHAT
                                   INVESCO KNOWS (TM)




WE'RE EASY TO STAY IN TOUCH WITH:

Investor Services: 1-800-525-8085
PAL(R), your Personal Account Line: 1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, CO 80217-3706

This information must be preceded or accompanied by a current prospectus.